Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Noncurrent Assets

($ millions)	2021	2020
Long-term investments	—	2.5
Other receivables	6.4	15.7
Other long-term assets	6.4	18.2

Disclosure of long-term investments

($ millions)	2021	2020
Investments in public companies, beginning of year	2.5	6.7
Gain (loss) recognized in other income	10.1	(4.2)
Dispositions	(12.6)	—
Investments in public companies, end of year	—	2.5